UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022

13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Malat
Title:    Chief Financial Officer
Phone:    (646) 289-7711

Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY               August 15, 2005
------------------                ------------               --------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $481,061
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name
---       --------------------               ----

1         028-11039                          Rhombus Capital Partners, L.P.
2         028-11040                          Rhombus Capital Overseas Fund, Ltd.

                                                 FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------
          COLUMN 1             COL 2    COLUMN 3    COLUMN 4        COLUMN 5        COL 6    COL 7           COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                               TITLE                                                                    VOTING AUTHORITY
                               OF                    VALUE     SHRS OR  SH/ PUT/   INVSTMT   OTHER   ----------------------
       NAME OF ISSUER          CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN    MNGRS   SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                    COM      00724X102    1452       157000  SH  CALL   SOLE      1,2      157000  0        0
ADOLOR CORP                    COM      00724X102    4625       500000  SH         SOLE      1,2      500000  0        0
ADVANCE AUTO PARTS INC         COM      00751Y106    6455       100000  SH         SOLE      1,2      100000  0        0
AFFORDABLE RESIDENTIAL CMTYS   COM      008273104    5340       400000  SH         SOLE      1,2      400000  0        0
ALAMOSA HLDGS INC              COM      011589108   10425       750000  SH         SOLE      1,2      750000  0        0
AMERISTAR CASINOS INC          COM      03070Q101    2948       113000  SH         SOLE      1,2      113000  0        0
ARRIS GROUP INC                COM      04269Q100    2613       300000  SH         SOLE      1,2      300000  0        0
BEARINGPOINT INC               COM      074002106    6231       850000  SH         SOLE      1,2      850000  0        0
BIOGEN IDEC INC                COM      09062X103    8613       250000  SH  CALL   SOLE      1,2      250000  0        0
CABLEVISION SVS CORP           CL A     12686C109   21877       679400  SH         SOLE      1,2      679400  0        0
CABLEVISION SYS CORP           CL A     12686c109    6440       200000  SH  CALL   SOLE      1,2      200000  0        0
CELGENE CORP                   COM      151020104    4070       100000  SH  CALL   SOLE      1,2      100000  0        0
CONTINENTAL AIRL INC           CLB      210795308    1328       100000  SH         SOLE      1,2      100000  0        0
CROWN MEDIA HLDGS INC          CLA      228411104    6101       647000  SH         SOLE      1,2      647000  0        0
E M C CORP MASS                COM      268648102   10283       750000  SH         SOLE      1,2      750000  0        0
EMAGIN CORP                    COM      29076N107     821       911900  SH         SOLE      1,2      911900  0        0
EMMIS COMMUNICATIONS CORP      CLA      291525103    2969       168000  SH  PUT    SOLE      1,2      168000  0        0
EXPRESSJET HOLDINGS INC        CLA      30218U108    2379       279600  SH         SOLE      1,2      279600  0        0
GOOGLE INC                     CLA      38259P508   29415       100000  SH  CALL   SOLE      1,2      100000  0        0
HANSEN NAT CORP                CLA      411310105    2118        25000  SH         SOLE      1,2       25000  0        0
HARRAHS ENTMT INC              COM      413619107   12252       170000  SH         SOLE      1,2      170000  0        0
INTRAWEST CORP                 COM      460915200    5392       223900  SH         SOLE      1,2      223900  0        0
JACUZZI BRANDS INC             COM      469865109    8852       825000  SH         SOLE      1,2      825000  0        0
MARVEL ENTERPRISES INC         COM      57383M108    2004       101600  SH  PUT    SOLE      1,2      101600  0        0
MCKESSON CORP                  COM      58155Q103    6719       150000  SH  CALL   SOLE      1,2      150000  0        0
MEDIACOM COMMNCTNS CORP        CLA      58446K105   13053      1900000  SH         SOLE      1,2     1900000  0        0
MGM MIRAGE INC                 COM      552953101   11874       300000  SH         SOLE      1,2      300000  0        0
MGM MIRAGE INC                 COM      552953101    3958       100000  SH  CALL   SOLE      1,2      100000  0        0
NETWORK APPLIANCE INC          COM      64120L104    2827       100000  SH  CALL   SOLE      1,2      100000  0        0
NTL INC COM                    COM      62940M104   27026       395000  SH         SOLE      1,2      395000  0        0
NTL INC DEL                    COM      62940m104   34210       500000  SH  CALL   SOLE      1,2      500000  0        0
ORACLE CORP                    COM      68389X105    6600       500000  SH         SOLE      1,2      500000  0        0
OWENS ILL INC                  COM      690768403    4058       162000  SH         SOLE      1,2      162000  0        0
SEARS HLDG CORP                COM      812350106   11240        75000  SH         SOLE      1,2       75000  0        0
SEARS HLDG CORP                COM      812350106   15437       103000  SH  CALL   SOLE      1,2      103000  0        0
SEARS HLDG CORP                COM      812350106   14987       100000  SH  CALL   SOLE      1,2      100000  0        0
SPRINT CORP                    COM      852061100   18818       750000  SH         SOLE      1,2      750000  0        0
STAMPS COM INC                 COM      852857200   18752      1000100  SH         SOLE      1,2     1000100  0        0
STATION CASINOS INC            COM      857689103    6640       100000  SH         SOLE      1,2      100000  0        0
TELEWEST GLOBAL INC            COM      87956T107   44432      1950500  SH         SOLE      1,2     1950500  0        0
TEMPUR-PEDIC INTL              COM      88023U101   11554       520900  SH         SOLE      1,2      520900  0        0
TYSON FOODS INC                CLA      902494103    8900       500000  SH  PUT    SOLE      1,2      500000  0        0
UNITED THERAPEUTICS CORP DEL   COM      91307C102    7230       150000  SH         SOLE      1,2      150000  0        0
VIACOM INC                     CLB      925524308   12808       400000  SH         SOLE      1,2      400000  0        0
WENDYS INTL INC                COM      950590109   10483       220000  SH         SOLE      1,2      220000  0        0
WILD OATS MARKETS              COM      96808B107    5153       450000  SH         SOLE      1,2      450000  0        0
WORLD AIR HLDGS INC            COM      98142V104   11985      1022600  SH         SOLE      1,2     1022600  0        0
GRACE WR & CO                  COM      38388F108    1948       250000  SH         SOLE      1,2      250000  0        0
XO COMMUNICATIONS INC          COM      983764838     158        59300  SH         SOLE      1,2       59300  0        0
YUM BRANDS INC                 COM      988498101    5208       100000  SH         SOLE      1,2      100000  0        0

23140.0001 #593435